UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

October 31, 2021
(Unaudited)

ZEGA ETFs

of

Tidal ETF Trust

ZEGA Buy and Hedge ETF

ZEGA Buy and Hedge ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

ZEGA Buy and Hedge ETF

PORTFOLIO ALLOCATION at October 31, 2021 (Unaudited)

Sector/Security Type	% of Net Assets
Consumer (Cyclical)	28.7%
Communications	13.1
Purchased Options	12.6
Consumer (Non-Cyclical)	11.7
Energy	8.7
Financial	8.2
Industrial	7.7
Technology	6.0
Cash & Cash Equivalents(1)	3.7
Basic Materials	0.3
Options Written	(0.7)
Total	100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

2

The accompanying notes are an integral part of these financial statements.

ZEGA Buy and Hedge ETF

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited)

Principal Amount		Value
CORPORATE BONDS – 84.3%
Aerospace & Defense – 3.4%
	Bombardier, Inc.
$1,042,000	7.500%, 3/15/2025	$1,070,926
	Howmet Aerospace, Inc.
25,000	5.125%, 10/1/2024	27,594
	Spirit AeroSystems, Inc.
473,000	7.500%, 4/15/2025	499,961
	TransDigm, Inc.
967,000	6.250%, 3/15/2026	1,011,723
442,000	8.000%, 12/15/2025	470,730
		3,080,934
Airlines – 7.0%
	American Airlines, Inc.
1,393,000	11.750%, 7/15/2025	1,727,319
	American Airlines Inc/AAdvantage Loyalty IP Ltd.
1,633,000	5.500%, 4/20/2026	1,714,611
	Delta Air Lines, Inc.
1,080,000	3.625%, 3/15/2022	1,088,268
152,000	7.375%, 1/15/2026	178,842
	Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd.
397,000	5.750%, 1/20/2026	416,850
	United Airlines, Inc.
1,240,000	4.375%, 4/15/2026	1,284,293
		6,410,183
Apparel – 0.9%
	Hanesbrands, Inc.
392,000	4.625%, 5/15/2024	409,150
383,000	4.875%, 5/15/2026	409,900
		819,050
Auto Manufacturers – 1.7%
	Aston Martin Capital Holdings Ltd.
363,000	10.500%, 11/30/2025	400,095
	Ford Motor Co.
1,040,000	8.500%, 4/21/2023	1,141,660
		1,541,755
Banks – 1.0%
	CIT Group, Inc.
27,000	5.000%, 8/1/2023	28,688
	Deutsche Bank AG
25,000	4.500%, 4/1/2025	26,839
	Intesa Sanpaolo SpA
417,000	5.017%, 6/26/2024	447,260
403,000	5.710%, 6/1/2026	448,209
		950,996

Principal Amount		Value
CORPORATE BONDS – 84.3% (Continued)
Commercial Services – 3.3%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
$921,000	6.625%, 7/15/2026	$969,585
	IHS Markit Ltd.
25,000	3.625%, 5/1/2024	26,410
	Prime Security Services Borrower LLC / Prime Finance, Inc.
872,000	5.750%, 4/15/2026	933,825
	Sabre GLBL, Inc.
908,000	9.250%, 4/15/2025	1,049,339
	Square, Inc.
25,000	2.750%, 6/1/2026	25,306
		3,004,465
Computers – 3.5%
	Dell International LLC / EMC Corp.
1,081,000	7.125%, 6/15/2024	1,100,350
	Diebold Nixdorf, Inc.
25,000	9.375%, 7/15/2025	26,969
	Vericast Corp.
396,000	11.000%, 9/15/2026	415,305
	Western Digital Corp.
1,489,000	4.750%, 2/15/2026	1,634,177
		3,176,801
Cosmetics & Personal Care – 0.4%
	Coty, Inc.
406,000	5.000%, 4/15/2026	416,658

Diversified Financial Services – 2.4%
	Ally Financial, Inc.
25,000	5.750%, 11/20/2025	28,394
	Global Aircraft Leasing Co. Ltd.
427,000	6.500%, 9/15/2024	415,213
	Navient Corp.
389,000	6.125%, 3/25/2024	416,716
	OneMain Finance Corp.
1,040,000	6.875%, 3/15/2025	1,162,200
156,000	7.125%, 3/15/2026	177,255
		2,199,778
Electrical Components & Equipment – 1.0%
	WESCO Distribution, Inc.
888,000	7.125%, 6/15/2025	942,390

3

The accompanying notes are an integral part of these financial statements.

ZEGA Buy and Hedge ETF

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited) (Continued)

Principal Amount		Value
CORPORATE BONDS – 84.3% (Continued)
Engineering & Construction – 0.4%
	Artera Services, LLC
$388,000	9.033%, 12/4/2025	$414,770

Entertainment – 5.0%
	Caesars Entertainment, Inc.
1,630,000	6.250%, 7/1/2025	1,716,552
	International Game Technology PLC
458,000	6.500%, 2/15/2025	508,953
	Mohegan Gaming & Entertainment
981,000	8.000%, 2/1/2026	1,010,430
	Scientific Games International, Inc.
863,000	5.000%, 10/15/2025	889,572
426,000	8.250%, 3/15/2026	452,625
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
27,000	7.750%, 4/15/2025	28,446
		4,606,578
Food – 0.3%
	Kraft Heinz Foods Co.
223,000	3.000%, 6/1/2026	233,380

Food Service – 1.1%
	Aramark Services, Inc.
914,000	6.375%, 5/1/2025	963,027

Healthcare - Services – 5.8%
	CHS/Community Health Systems, Inc.
171,000	6.625%, 2/15/2025	178,054
1,303,000	8.000%, 3/15/2026	1,377,922
	HCA, Inc.
282,000	5.875%, 5/1/20023	301,740
822,000	5.375%, 2/1/2025	915,503
378,000	5.875%, 2/15/2026	430,920
	Prime Healthcare Services, Inc.
457,000	7.250%, 11/1/2025	487,276
	Select Medical Corp.
25,000	6.250%, 8/15/2026	26,180
	Tenet Healthcare Corp.
945,000	6.750%, 6/15/2023	1,017,056
562,000	4.625%, 7/15/2024	569,728
		5,304,379

Principal Amount		Value
CORPORATE BONDS – 84.3% (Continued)
Housewares – 1.6%
	Newell Brands, Inc.
$1,321,000	4.700%, 4/1/2026 (1)	$1,448,329

Insurance – 1.0%
	Acrisure LLC / Acrisure Finance, Inc.
399,000	7.000%, 11/15/2025	403,489
	HUB International Ltd.
484,000	7.000%, 5/1/2026	499,730
		903,219
Internet – 1.6%
	Netflix, Inc.
855,000	5.875%, 2/15/2025	969,006
	Uber Technologies, Inc.
460,000	7.500%, 5/15/2025	490,921
		1,459,927
Investment Companies – 0.4%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
402,000	6.375%, 12/15/2025	410,543

Iron & Steel – 0.3%
	Cleveland–Cliffs, Inc.
220,000	6.750%, 3/15/2026	234,575

Leisure Time – 5.0%
	Carnival Corp.
83,000	10.500%, 2/1/2026	96,550
1,024,000	7.625%, 3/1/2026	1,080,156
	Life Time, Inc.
912,000	5.750%, 1/15/2026	937,417
	NCL Corp. Ltd.
904,000	10.250%, 2/1/2026	1,039,645
	Royal Caribbean Cruises Ltd.
398,000	10.875%, 6/1/2023	445,760
868,000	11.500%, 6/1/2025	987,351
		4,586,879
Lodging – 3.4%
	MGM China Holdings Ltd.
406,000	5.375%, 5/15/2024	406,930
	MGM Resorts International
969,000	7.750%, 3/15/2022	992,013
91,000	6.000%, 3/15/2023	96,139

4

The accompanying notes are an integral part of these financial statements.

ZEGA Buy and Hedge ETF

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited) (Continued)

Principal Amount		Value
CORPORATE BONDS – 84.3% (Continued)
Lodging – 3.4% (Continued)
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
$1,221,000	5.500%, 3/1/2025	$1,242,367
	Wynn Macau Ltd.
431,000	5.500%, 1/15/2026	405,955
		3,143,404
Media – 4.3%
	AMC Networks, Inc.
28,000	4.750%, 8/1/2025	28,735
	CSC Holdings, LLC
504,000	6.750%, 11/15/2021	505,260
	Diamond Sports Group LLC / Diamond Sports Finance Co.
712,000	5.375%, 8/15/2026	403,708
	DISH DBS Corp.
1,546,000	5.875%, 7/15/2022	1,586,582
89,000	5.875%, 11/15/2024	94,896
	Radiate Holdco LLC / Radiate Finance, Inc.
407,000	4.500%, 9/15/2026	414,037
	Sirius XM Radio, Inc.
412,000	3.125%, 9/1/2026	413,030
	Univision Communications, Inc.
506,000	5.125%, 2/15/2025	514,223
		3,960,471
Oil & Gas – 3.6%
	CrownRock LP / CrownRock Finance, Inc.
227,000	5.625%, 10/15/2025	232,391
	EQT Corp.
25,000	6.625%, 2/1/2025 (1)	28,156
	Nabors Industries Ltd.
414,000	7.250%, 1/15/2026	402,282
	Occidental Petroleum Corp.
1,682,000	2.900%, 8/15/2024	1,715,556
	Ovintiv Exploration, Inc.
373,000	5.625%, 7/1/2024	410,778
	PBF Holding Co. LLC / PBF Finance Corp.
502,000	9.250%, 5/15/2025	490,547
		3,279,710
Oil & Gas Services – 2.2%
	TechnipFMC PLC
974,000	6.500%, 2/1/2026	1,039,048

Principal Amount		Value
CORPORATE BONDS – 84.3% (Continued)
Oil & Gas Services – 2.2% (Continued)
	Weatherford International Ltd.
$900,000	11.000%, 12/1/2024	$939,695
		1,978,743
Packaging & Containers – 2.4%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
401,000	4.125%, 8/15/2026	409,533
	Ball Corp.
379,000	4.875%, 3/15/2026	415,953
	Mauser Packaging Solutions Holding Co.
1,352,000	5.500%, 4/15/2024	1,358,084
	Trivium Packaging Finance BV
27,000	5.500%, 8/15/2026	28,079
		2,211,649
Pharmaceuticals – 1.9%
	Bausch Health Americas, Inc.
91,000	9.250%, 4/1/2026	96,801
	Bausch Health Companies, Inc.
556,000	6.125%, 4/15/2025	566,992
751,000	5.500%, 11/1/2025	764,008
275,000	9.000%, 12/15/2025	288,838
		1,716,639
Pipelines – 3.0%
	New Fortress Energy, Inc.
968,000	6.750%, 9/15/2025	944,110
	NGL Energy Operating LLC / NGL Energy Finance Corp.
1,319,000	7.500%, 2/1/2026	1,339,444
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
399,000	5.875%, 4/15/2026	417,083
		2,700,637
Real Estate Investment Trusts (REITs) – 3.3%
	Diversified Healthcare Trust
449,000	9.750%, 6/15/2025	488,288
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
376,000	5.625%, 5/1/2024	408,373
	SBA Communications Corp.
25,000	4.875%, 9/1/2024	25,344
	Service Properties Trust
371,000	7.500%, 9/15/2025	410,781

5

The accompanying notes are an integral part of these financial statements.

ZEGA Buy and Hedge ETF

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited) (Continued)

Principal Amount		Value
CORPORATE BONDS – 84.3% (Continued)
Real Estate Investment Trusts (REITs) – 3.3% (Continued)
	Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital, LLC
$1,631,000	7.875%, 2/15/2025	$1,717,361
		3,050,147
Retail – 3.0%
	Golden Nugget, Inc.
1,370,000	6.750%, 10/15/2024	1,375,137
	QVC, Inc.
28,000	4.375%, 3/15/2023	29,085
	Specialty Building Products Holdings LLC / SBP Finance Corp.
25,000	6.375%, 9/30/2026	26,063
	Staples, Inc.
1,266,000	7.500%, 4/15/2026	1,280,534
		2,710,819
Software – 2.5%
	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
1,045,000	5.750%, 3/1/2025	1,054,144
	Veritas US, Inc. / Veritas Bermuda Ltd.
1,224,000	7.500%, 9/1/2025	1,269,900
		2,324,044
Telecommunications – 7.2%
	CommScope Technologies, LLC
412,000	6.000%, 3/1/2026	408,545
	CommScope, Inc.
1,344,000	6.000%, 6/15/2025	1,386,000
	Connect Finco SARL / Connect US Finco, LLC
28,000	6.750%, 10/1/2026	29,091
	Lumen Technologies, Inc.
656,000	5.800%, 3/15/2022	663,996
513,000	7.500%, 4/1/2024	563,659
	Sprint Communications, Inc.
1,008,000	6.000%, 11/15/2022	1,058,632
	Sprint Corp.
824,000	7.875%, 9/15/2023	914,639
606,000	7.125%, 6/15/2024	685,538
	Telecom Italia SpA
385,000	5.303%, 5/30/2024	410,506
	T–Mobile USA, Inc.
25,000	2.625%, 4/15/2026	25,410
	VEON Holdings BV
400,000	4.000%, 4/9/2025	414,664
		6,560,680

Principal Amount		Value
CORPORATE BONDS – 84.3% (Continued)
Transportation – 0.4%
	XPO Logistics, Inc.
$385,000	6.250%, 5/1/2025	$406,060
TOTAL CORPORATE BONDS
(Cost $77,337,140)		77,151,619

Quantity
PURCHASED OPTIONS – 12.6%
Call Option – 11.6%
	SPDR S&P 500 ETF Trust
593	Expiration: 3/18/2022, Strike Price: $415	3,079,449
587	Expiration: 9/16/2022, Strike Price: $425	3,169,800
96	Expiration: 9/16/2022, Strike Price: $445	375,744
358	Expiration: 1/20/2023, Strike Price: $435	1,836,540
900	Expiration: 1/20/2023, Strike Price: $490	1,800,000
91	Expiration: 3/17/2023, Strike Price: $455	373,100
		10,634,633
Put Option – 1.0%
	iShares iBoxx High Yield Corporate Bond ETF
2,982	Expiration: 12/17/2021, Strike Price: $84	107,352
2,952	Expiration: 6/17/2022, Strike Price: $84	673,056
	SPDR Bloomberg Barclays High Yield Bond ETF
2,000	Expiration: 12/17/2021, Strike Price: $106	120,000
		900,408
TOTAL PURCHASED OPTIONS
(Cost $9,210,853)		11,535,041

Shares
SHORT-TERM INVESTMENTS – 2.7%
Money Market Funds – 2.7%
2,442,992	First American Government Obligations Fund - Class X, 0.0260%(2)	2,442,992

6

The accompanying notes are an integral part of these financial statements.

ZEGA Buy and Hedge ETF

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited) (Continued)

Quantity
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,442,992)	$2,442,992

Total Investments in Securities – 99.6%
(Cost $88,990,985)	91,129,652
Other Assets in Excess of Liabilities – 0.4%	383,401
Total Net Assets – 100.0%	$91,513,053

Percentages are stated as a percent of net assets.

(1)Step-up bond; the interest rate shown is the rate in effect as of October 31, 2021.

(2)The rate quoted is the annualized seven-day effective yield as of October 31, 2021.

7

The accompanying notes are an integral part of these financial statements.

ZEGA Buy and Hedge ETF

SCHEDULE OF OPTIONS WRITTEN at October 31, 2021 (Unaudited)

	Contracts	Value
Put Options Written – 0.7%
iShares iBoxx High Yield Corporate Bond ETF
Expiration: 12/17/2021, Strike Price: $75	2,982	$23,856
Expiration: 6/17/2022, Strike Price: $75	2,952	206,640
SPDR Bloomberg Barclays High Yield Bond ETF
Expiration: 12/17/2021, Strike Price: $109	2,000	410,000
Total Put Options Written
(Cost $804,378)		$640,496

Percentages are stated as a percent of net assets.

8

The accompanying notes are an integral part of these financial statements.

ZEGA Buy and Hedge ETF

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2021 (Unaudited)

Assets:
Investments in securities, at value (Cost $88,990,985) (Note 2)	$91,129,652
Collateral at broker for options written	22,932
Receivables:
Interest	$1,092,139
Fund shares sold	932,600
Investment securities sold	447,813
Total assets	93,625,136

Liabilities:
Options written (Proceeds $804,378) (Note 2)	640,496
Payables:
Fund shares redeemed	1,032,550
Investment securities purchased	370,067
Management fees (Note 4)	68,970
Total liabilities	2,212,028
Net Assets	$91,513,053

Components of Net Assets:
Paid-in capital	$89,195,257
Total distributable (accumulated) earnings (losses)	2,317,796
Net assets	$91,513,053

Net Asset Value (unlimited shares authorized):
Net assets	$91,513,053
Shares of beneficial interest issued and outstanding	4,425,000
Net asset value	$20.68

9

The accompanying notes are an integral part of these financial statements.

ZEGA Buy and Hedge ETF

STATEMENT OF OPERATIONS For the Period Ended October 31, 2021 (Unaudited)(1)

Investment Income:
Interest income	$362,494
Dividend income	106,557
Total investment income	469,051

Expenses:
Management fees (Note 4)	179,438
Net expenses	179,438
Net investment income (loss)	289,613

Realized and Unrealized Gain (Loss) on Investments and Options Written:
Net realized gain (loss) on:
Investments	(274,200)
Options written	(166)
Change in net unrealized appreciation/depreciation on:
Investments	2,138,667
Options written	163,882
Net realized and unrealized gain (loss) on investments, securities sold short, and options written	2,028,183
Net increase (decrease) in net assets resulting from operations	$2,317,796

(1)The Fund commenced operations on July 6, 2021. The information presented is from July 6, 2021 to October 31, 2021.

10

The accompanying notes are an integral part of these financial statements.

ZEGA Buy and Hedge ETF

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended October 31, 2021(1) (Unaudited)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$289,613
Net realized gain (loss) on investments, securities sold short, and options written	(274,366)
Change in net unrealized appreciation/depreciation on investments and securities sold short	2,302,549
Net increase (decrease) in net assets resulting from operations	2,317,796

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	89,195,257
Total increase (decrease) in net assets	91,513,053

Net Assets:
Beginning of period	—
End of period	$91,513,053

(1)The Fund commenced operations on July 6, 2021. The information presented is from July 6, 2021 to October 31, 2021.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2021(1)
	Shares	Value
Shares sold	4,550,000	$91,741,777
Shares redeemed	(125,000)	(2,546,520)
Net increase (decrease)	4,425,000	$89,195,257

11

The accompanying notes are an integral part of these financial statements.

ZEGA Buy and Hedge ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2021(1) (Unaudited)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.10
Net realized and unrealized gain (loss) on investments	0.58
Total from investment operations	0.68

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$20.68
Total return(3)(4)	3.40%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$91.5
Portfolio turnover rate(3)	115%
Ratio of expenses to average net assets(5)	0.95%
Ratio of net investment income (loss) to average net assets(5)	1.53%

(1)The Fund commenced operations on July 6, 2021. The information presented is from July 6, 2021 to October 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

12

ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The ZEGA Buy and Hedge ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on July 6, 2021.

The investment objective of the Fund is to seek long-term capital appreciation while mitigating overall market risk.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds(1)	$—	$77,151,619	$—	$77,151,619
Purchased Options	11,535,041	—	—	11,535,041
Short-Term Investments	2,442,992	—	—	2,442,992
Total Investments in Securities	$13,978,033	$77,151,619	$—	$91,129,652

Options Written	Level 1	Level 2	Level 3	Total
Options Written	$230,496	$410,000	$—	$640,496
Total Options Written	$230,496	$410,000	$—	$640,496

(1)See Schedule of Investments for the industry breakout.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on equities and stock indices. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The following table shows the effects of derivative instruments on the financial statements.

Statement of Assets and Liabilities

Fair value of derivative instruments as of October 31, 2021:

Instrument	Asset Derivatives as of October 31, 2021		Liability Derivatives as of October 31, 2021
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts – Call and Put Options Purchased	Investments in Securities, at Value	$11,535,041	—	$ —
Equity Contracts – Put Options Written	—	$ —	Options Written	$640,496

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2021:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts – Call and Put Options Purchased	Net Realized Gain (Loss) on Investments	$(200,374)	$2,324,188
Equity Contracts – Put Options Written	Net Realized Gain (Loss) on Options Written	$(166)	$163,882

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ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of October 31, 2021, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Recent SEC Rules Adoptions. In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or “fund-of-funds arrangements”. Management is currently evaluating the impact, if any, of applying this provision.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use

15

ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the impact, if any, of applying this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 – PRINCIPAL RISKS

A.Associated Risks of Investing in Derivatives. The Fund invests in options, which are a form of derivative investment. Derivatives have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders. The Fund’s transactions in derivatives may result in the Fund realizing more short term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

B.Options Risk. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, may reduce the Fund’s ability to achieve returns equal to the underlying asset. This means that if the underlying asset price changes, the Fund may not benefit to the same extent or at the same rate as the underlying asset price changed. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying index or reference asset or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

C.Credit Risk. An issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.

D.Equity Markets Risk. The equity securities underlying the Fund’s option investments may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

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ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

E.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

F.Fixed Income Securities Risk. The Fund may invest in fixed income securities directly or through ETFs or other investment companies. Fixed income securities are subject to interest rate risk (discussed further herein), call risk, prepayment and extension risk, credit risk (discussed further herein), and liquidity risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

G.High Yield Securities Risk. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

H.FLEX Options Risk. The Fund may invest in FLexible EXchange® Options (“FLEX Options”) issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

17

ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

I.Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large- companies.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

J.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

ZEGA Financial, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below) which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were $91,896,547 and $68,990,613, respectively.

18

ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

For the period ended October 31, 2021, there were no purchases or sales of long-term U.S. Government securities.

For the period ended October 31, 2021, in-kind transactions associated with creations and redemptions for the Fund were $56,226,376 and $867,434, respectively.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended October 31, 2021. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The Fund did not have any distributions paid during the period ended October 31, 2021.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. The Fund commenced operations on July 6, 2021, therefore, the Fund had no late year losses, no post-October losses, and no capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with the Fund’s investment objective but there can be no assurance that it will be successful in doing so.

NOTE 9 – SUBSEQENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

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ZEGA Buy and Hedge ETF

EXPENSE EXAMPLE For the Periods Ended October 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from July 6, 2021 (commencement of operations) to October 31, 2021.  The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 1, 2021 to October 31, 2021.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 6, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period July 6, 2021 – October 31, 2021(1)
Actual	$1,000.00	$1,034.00	$3.12

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 118/365 (to reflect the period from July 6, 2021 to October 31, 2021, the commencement of operations date to the end of the period).

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period May 1, 2021 – October 31, 2021(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.42	$4.84

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

20

ZEGA Buy and Hedge ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on June 1, 2021 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the ZEGA Buy and Hedge ETF (the “Fund”), a proposed series of the Trust, and Toroso Investments, LLC, the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including recommendations with respect to the hiring, termination or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager of the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day to day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of the Fund’s investment sub-adviser and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser would be responsible for trade execution and the Fund’s investment sub-adviser would be responsible for selecting the Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the investment decision-making for the Fund would be performed by the Fund’s investment sub-adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the investment sub adviser’s services.

3.Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all

21

ZEGA Buy and Hedge ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Fund was compared to ETFs in the U.S. Fund Long-Short Equity category, which is comprised of funds that hold long and short positions in equities, other ETFs and related derivatives, and ETFs in the U.S. Fund Options Trading category.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of economies of scale as the Fund grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.The benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the video conference meeting held on June 1, 2021, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, to be entered into between the Adviser and ZEGA Financial, LLC, the Fund’s proposed sub-adviser (the “Sub-Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from the Trust’s outside legal counsel, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.The nature, extent and quality of services to be provided by the Sub-Adviser to the Fund. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Mick Brokaw and Jay Pestrichelli, who will each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser manages other separately-managed accounts that utilize a strategy similar to the strategy that is to be employed by the Fund.

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ZEGA Buy and Hedge ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for the Fund’s investment selections, subject to oversight by the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.The investment performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board did review historical performance of a composite of other separately-managed accounts of the Sub-Adviser that were similar to the Fund in terms of investment strategy and managed by the same portfolio management team.

3.The cost of services to be provided and profits to be realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fee to be paid to the Sub-Adviser was negotiated on an arm’s length basis. Based on all of these factors, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fee and was reasonable in light of the services to be provided by the Sub-Adviser.

4.The extent of economies of scale as the Fund grows. Since the sub-advisory fee payable to the Sub-Adviser is not paid by the Fund, the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.The benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusions. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fee is reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

23

ZEGA Buy and Hedge ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the ZEGA Buy and Hedge ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

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ZEGA Buy and Hedge ETF

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 415-4006 or by accessing the Fund’s website at www.zegaetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 will be available upon request without charge by calling (833) 415-4006 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.zegaetfs.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 415-4006. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.zegaetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 415-4006. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.zegaetfs.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
ZEGA Financial, LLC
777 Flagler Drive, Suite 800, West Tower
West Palm Beach, Florida 33401

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
ZEGA Buy and Hedge ETF	ZHDG	886364660

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Tidal ETF Trust

By (Signature and Title)

/s/ Eric W. Falkeis

Eric W. Falkeis, President/Principal Executive Officer

Date

1/5/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Eric W. Falkeis

Eric W. Falkeis, President/Principal Executive Officer

Date

1/5/2022

By (Signature and Title)*

/s/ Daniel Carlson

Daniel Carlson, Treasurer/Principal Financial Officer

Date

1/5/2022

* Print the name and title of each signing officer under his or her signature.